ACCRUALS AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Accrued Liabilities, Current	$ 3,850,000	$ 4,749,000
Spouse Chairwoman [Member]
[custom:OtherPayablesToRelatedPartyCurrent-0]	$ 1,500,000
[custom:InterestRate-0]	0.10
[custom:OtherPayablesToRelatedPartyCurrentCarryingAmount-0]	$ 1,095,630
Accrued Operating Expenses [Member]
Accrued Liabilities, Current	669,000	478,000
Deferred Revenue [Member]
Accrued Liabilities, Current	0	2,047,000
Deposits [Member]
Accrued Liabilities, Current	204,000	204,000
Advances From Customers [Member]
Accrued Liabilities, Current	1,870,000	1,801,000
Unrealized Losses On Commodity Furture Contracts [Member]
Accrued Liabilities, Current	0	218,000
G S T Payables [Member]
Accrued Liabilities, Current	6,000	1,000
Other Payables Third Parties [Member]
Accrued Liabilities, Current	5,000	0
Other Payables Related Party [Member]
Accrued Liabilities, Current	$ 1,096,000	$ 0